Document And Entity Information	6 Months Ended
Jun. 30, 2026
Document Type	6-K
Amendment Flag	false
Document Period End Date	Jun. 30, 2026
Entity File Number	000-23288
Entity Registrant Name	SILICOM LTD.
Entity Address, Address Line One	14 Atir Yeda St.
Entity Address, City or Town	Kfar-Sava
Entity Address, Country	IL
Entity Address, Postal Zip Code	4464323
Entity Central Index Key	0000916793
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2026
Document Fiscal Period Focus	Q2